Other Non-current Liabilities (Details) - Third parties - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other Non-current Liabilities
Provision for profit guarantee	$ 83,612	$ 79,957
Others	14,270	11,457
Other non-current liabilities	$ 97,882	$ 91,414